This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

FS2 Capital Partners, LLC, Dealer Manager, Member FINRA/SIPC.

Copyright© FS Investment Corporation

Thank you for your interest in FS Investment Corporation. We are a business development company (“BDC”) that intends to provide debt financing to small and middle market U.S. companies. Our target companies will have between $10 million and $500 million in annual revenues, and annual operating cash flow of at least $2 million.

A BDC is a category of investment company created by Congress in 1980 under the Investment Company Act of 1940 to facilitate the flow of capital to private companies. As a BDC, we provide individual investors with exposure to the private equity and private debt investment markets, which typically have been dominated by high-net-worth and institutional investors, such as pension funds and endowments. We believe that these investors participate in private equity and private debt investment funds for a number of reasons, including their use as a potential source of risk diversification within a portfolio and for their superior return potential over the long term.

In selecting our investments, we intend to employ a defensive approach focused on long-term credit performance and principal protection to provide our investors with current income and, to a lesser extent, long-term capital appreciation.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

RISKS

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An investment in FS Investment Corporation is subject to significant risks. A more detailed description of the risk factors is found in the section of the prospectus entitled “Risk Factors.” You should read and understand all of these risk factors before making your decision to invest in shares of our common stock.

Please read the risks below and then click OK to proceed to the FS Investment Corporation Web Site.

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We are a new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives.

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FB Income Advisor has no prior experience managing a business development company or a regulated investment company, or RIC. Therefore, FB Income Advisor may not be able to successfully operate our business or achieve our investment objectives.

•	Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares.

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The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings; particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you.

•	We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.

•

As a result of the annual distribution requirement to qualify as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all.

•	We are subject to financial market risks, including changes in interest rates which may have a substantial negative impact on our investments.

•

A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments.

•	We have not identified specific investments that we will make, and therefore you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock.

•

We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by small and middle market companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value over time. Mezzanine debt investments are typically unsecured, and this may involve an above-average amount of risk, including a loss of principal.

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The potential for FB Income Advisor to earn incentive fees under the investment advisory and administrative services agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be the case or increase portfolio leverage in order to earn higher base management fees.

•	This is a “best efforts” offering and if we are unable to raise substantial funds, then we will be more limited in the number and type of investments we may make.

•	FB Income Advisor, its affiliates and GDFM face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments.

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After meeting the minimum offering requirement, the purchase price at which you purchase shares will be determined at each monthly closing date. As a result, your purchase price may be higher than the prior monthly closing price per share.

•

We may borrow funds to make investments. As a result, we would be exposed to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities.

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Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of any losses suffered by a few of these investments.

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Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. These conditions may make it more difficult for us to achieve our investment objectives.

The shares will be offered to the public through FS2 Capital Partners LLC, which will act as the dealer manager, and through other selected dealers that are members of the Financial Industry Regulatory Authority. Securities are not FDIC-insured, nor bank guaranteed, and may lose value. Broker/dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended.

This presentation does not constitute an offer to sell or a solicitation of an offer to buy the securities described herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of FS Investment Corporation before investing. The Offering may be made only by means of a prospectus.

Notice to New York Investors: No offering is made to New York residents except by a prospectus filed with the Department of Law of the State of New York. The attorney general of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

ABOUT US

FS Investment Corporation - The Democratization of Private Equity

FS Investment Corporation is a business development company (“BDC”) that intends to provide debt financing to small and middle market U.S. companies. Our target companies will have between $10 million and $500 million in annual revenues, and annual operating cash flow of at least $2 million. In selecting our investments, we intend to employ a defensive approach focused on long-term credit performance and principal protection to provide our investors with current income and, to a lesser extent, long-term capital appreciation.

A BDC is a category of investment company created by Congress in 1980 under the Investment Company Act of 1940 to facilitate the flow of capital to private companies. As a BDC, we provide individual investors with exposure to the private equity and private debt investment markets, which typically have been dominated by high-net-worth and institutional investors, such as pension funds and endowments. We believe that these investors participate in private equity and private debt investment funds for a number of reasons, including their use as a potential source of risk diversification within a portfolio and for their superior return potential over the long term. For more about alternative investments in your portfolio, Click Here.

While a BDC may list its shares for trading in the public markets, we have elected not to do so. We believe that a non-traded structure is more appropriate for the long-term nature of the assets in which we invest. This structure allows us to operate with a long-term view similar to that of other types of private investment funds–instead of managing to quarterly market expectations–and to pursue our investment objectives without subjecting our investors to the daily share price volatility associated with the public markets. To provide our shareholders with liquidity, we intend to conduct quarterly tender offers pursuant to our share repurchase program beginning twelve months after we meet the minimum offering requirement, as described in our prospectus.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

ALTERNATIVE INVESTMENTS IN YOUR PORTFOLIO

FS Investment Corporation – Access to private equity and private debt investments for individual investors

Alternative investments, such as private equity and private debt, have become commonplace among institutional investors. We believe that these sophisticated investors participate in private equity and private debt investments for a number of reasons, including their use as a potential source of risk diversification within a portfolio and for their superior return potential over the long-term. For example, the Yale University Investments Office, which manages over $22 billion of assets in the Yale Endowment, notes that its increased exposure to alternative, or nontraditional asset classes is a cornerstone of its investment philosophy.

The heavy allocation to nontraditional asset classes stems from their return potential and diversifying power… Alternative assets, by their very nature, tend to be less efficiently priced than traditional marketable securities, providing an opportunity to exploit market inefficiencies through active management.

– Yale Endowment Update – 2007

While alternative investment strategies, such as private equity and private debt, typically have been dominated by high-net-worth and institutional investors, we aim to provide individual investors access to the potential benefits of alternative investments through our BDC structure.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

FB INCOME ADVISOR

Investment Advisor

FB’s expertise lies in using all levels of a company’s capital structure to produce income-generating investments.

Our investment activities will be externally managed by FB Income Advisor, LLC an affiliate of FB Capital Partners, L.P. (“FB”), a Philadelphia-based investment and alternative asset management firm. Formed in 2005, FB is focused largely on income-oriented investments in the middle market. Since 2003, FB and affiliated entities managed by its principals have invested over $500 million in senior debt, mezzanine debt, preferred equity and real estate throughout North America.

FB Income Advisor’s senior management team has extensive experience in private lending, private equity, real estate investing and real estate lending. It has developed an expertise in using all levels of a company’s capital structure to produce income-generating investments, focusing on risk management and potentially delivering higher returns by virtue of tax-advantaged transaction structures. FB Income Advisor will attempt to leverage this expertise, along with its rigorous and selective transaction process, to our benefit.

As a result of its extensive experience, FB Income Advisor’s senior management team has developed a network of relationships with financial sponsors, management teams, investment bankers, attorneys and accountants. We intend to capitalize on this network as a source of transaction flow.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

GSO DEBT FUNDS MANAGEMENT LLC

Investment Sub-Advisor

GSO and Blackstone, two best-in-class managers, have combined forces to create a $25 billion global alternative asset management firm focused on the leveraged finance marketplace.

FB Income Advisor has engaged GSO Debt Funds Management LLC (“GDFM”) to act as our investment sub-adviser. In this role, GDFM will assist FB Income Advisor with identifying investment opportunities and will make investment recommendations for FB Income Advisor’s approval, according to its asset allocation and other guidelines.

GDFM is a subsidiary of GSO Capital Partners LP (“GSO”), the global credit platform of The Blackstone Group L.P., a leading global alternative asset manager and provider of financial advisory services. GSO is one of the leading credit platforms in the alternative asset business with over $25 billion in assets under management and over 175 employees located in New York, London, Los Angeles, and Houston. Its investment strategies revolve around a disciplined fundamental credit review process and are based on the belief that a deep understanding of companies and the industries in which they operate is critical to generating attractive total returns. We believe that GSO’s experience in leveraged finance, coupled with its deep relationships with private equity firms, companies and others in the investment community, will enhance our ability to source and analyze investment opportunities.

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OUR LEADERSHIP TEAM

Our leadership team is made up of individuals who excel in different areas, and who are committed to pioneering new investment solutions that are smart for investors.

David Adelman

Chairman

Michael C. Forman

CEO

Scott E. Larson, CFP®

President

John R. Shain, C.F.A.

Managing Director

FRANKLIN SQUARE CAPITAL PARTNERS

Franklin Square Capital Partners is a nationwide distributor of alternative investment products designed for the individual investor. Franklin Square Capital Partners’ goal is to bring the benefits of an institutional class investment portfolio to the individual investor through exposure to innovative alternative investment products run by best-in-class managers. Institutional investors have access to a wide variety of asset classes and strategies, including alternative investments, and conduct deep due diligence in order to select the strongest investment managers for their needs. We believe that these traits make institutional class investment portfolios, such as those of pension funds and endowments, better-suited to manage risk and generate above-market returns than their traditional counterparts. Franklin Square Capital Partners’ goal is to bring these same types of investment opportunities to the individual investor.

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OUR LEADERSHIP TEAM

Our leadership team is made up of individuals who excel in different areas, and who are committed to pioneering new investment solutions that are smart for investors.

David Adelman

Chairman

Michael C. Forman

CEO

Scott E. Larson, CFP®

President

John R. Shain, C.F.A.

Managing Director

EXECUTIVE OFFICERS & TRUSTEES

David Adelman is the Chairman of Franklin Square and serves on the board of directors. Mr. Adelman plays an integral role in developing and implementing investment strategies and providing platform solutions for the firm. He continues to use his experience and relationships to strengthen Franklin Square. Mr. Adelman together with Mr. Forman, were the lead investors in Franklin Square.

Mr. Adelman is the President and CEO of Philadelphia-based Campus Apartments, Inc., the oldest student housing company in the country. Campus Apartments develops, manages, designs, and privately finances upscale housing for colleges and universities. Through strategic acquisitions, creative development, rehabilitation projects and the consolidation of owner-operators in various locales, Adelman has increased the company’s revenue by 300 percent over the last five years.

In addition to his duties as President and CEO of Campus Apartments, David Adelman is the vice chair of University City District Board of Directors, the President of the Apartment Association of Greater Philadelphia, board member of Hyperion Bank and the National Multi Family Council (NMHC), member of the Executive Committee of the Urban Land Institute’s Philadelphia Chapter and a member of the Young Presidents Organization. Mr. Adelman received his B.A. in Political Science from Ohio State University.

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OUR LEADERSHIP TEAM

Our leadership team is made up of individuals who excel in different areas, and who are committed to pioneering new investment solutions that are smart for investors.

David Adelman

Chairman

Michael C. Forman

CEO

Scott E. Larson, CFP®

President

John R. Shain, C.F.A.

Managing Director

EXECUTIVE OFFICERS & TRUSTEES

Michael C. Forman is the CEO of Franklin Square and serves on the board of directors. As CEO, Mr. Forman provides leadership and strategic planning to the management team. He also brings experience and business resources that support Franklin Square. Mr. Forman together with Mr. Adelman, were the lead investors in Franklin Square.

Mr. Forman is Managing General Partner and co-founder of FB Capital Partners, a private investment partnership. FB will control the investment advisor for Franklin Square’s non-REIT, public, non-traded products. Prior to co-founding FB, Mr. Forman was a senior partner in the Corporate and Securities Department at the Philadelphia based law firm of Klehr, Harrison, Harvey, Branzburg & Ellers LLP where he practiced for nearly 20 years. In addition to his career as an attorney, Mr. Forman has been an active private investor and entrepreneur. Mr. Forman is a director of a number of FB portfolio companies.

Mr. Forman received his B.A. summa cum laude from the University of Rhode Island, where he was elected Phi Beta Kappa, and received his J.D. from Rutgers University. He is a member of a number of civic and charitable boards, including the Eastern Technology Council of Pennsylvania, Murex Investments, Inc., an economic development/venture capital firm, the Philadelphia International Airport Advisory Board, and the Philadelphia Chapter of Habitat for Humanity.

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OUR LEADERSHIP TEAM

Our leadership team is made up of individuals who excel in different areas, and who are committed to pioneering new investment solutions that are smart for investors.

David Adelman

Chairman

Michael C. Forman

CEO

Scott E. Larson, CFP®

President

John R. Shain, C.F.A.

Managing Director

EXECUTIVE OFFICERS & TRUSTEES

Scott E. Larson, CFP® serves as President of Franklin Square Capital Partners overseeing the day to day operations of the company. In addition, he is the registered principal of FS2 Capital Partners, LLC, the firm’s dealer manager and leads the marketing, sales, distribution and operation efforts for Franklin Square.

Prior to joining Franklin Square, Mr. Larson served as senior vice president, national sales manager of CNL Securities Corp. where he was responsible for the day-to-day sales activities of the broker/dealer, including sales planning and execution, budgeting, platform design and management, sales technology development and implementation, compliance, continuing education, marketing and human resources. During his tenure at CNL Securities Corp., the company raised over $7.6 billion of equity capital in the broker/dealer community. Prior to becoming national sales manager, Mr. Larson served as regional sales manager for the North Central region of CNL Investment Company. While under his direction, this region achieved the highest average sales production per wholesaler and highest account penetration in the nation.

Mr. Larson began his career with IDS/American Express, where he was instrumental in the design, development and introduction of the early personal financial planning tools that became a hallmark of the firm. Additionally, he was a pioneer of the asset allocation tools and methodology that were implemented firm-wide. Mr. Larson is a Cum Laude graduate of Augsburg College in Minneapolis, MN with a Bachelor of Arts in Business Administration and Marketing, and is a Certified Financial Planner™ certificant.

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OUR LEADERSHIP TEAM

Our leadership team is made up of individuals who excel in different areas, and who are committed to pioneering new investment solutions that are smart for investors.

David Adelman

Chairman

Michael C. Forman

CEO

Scott E. Larson, CFP®

President

John R. Shain, C.F.A.

Managing Director

EXECUTIVE OFFICERS & TRUSTEES

John R. Shain, C.F.A., serves as a managing director of Franklin Square responsible for operations and product development. Prior to joining Franklin Square, Mr. Shain served as senior vice president of CNL Real Estate Advisors where he oversaw the real estate investment and acquisition function, including deal structuring and negotiation, underwriting and due diligence, as well as debt financing and asset management for all real estate transactions. Previously, Mr. Shain was a Principal with Madison Harbor Capital Management, LLC, where he was responsible for marketing and investor relations. Prior to Madison Harbor, Mr. Shain was Principal and Portfolio Manager of Prudential Real Estate Securities Investors where he was responsible for portfolio management for the North American Property Securities Trust.

Earlier in his career, Mr. Shain was a founding partner and Managing Director at Global Property Advisors, LLC, a real estate securities investment management firm. Mr. Shain also served as Vice President at Minnesota Mutual Life Insurance Company where he was responsible for originating investments in a $750 million real estate portfolio.

Mr. Shain received his BBA and MBA Finance, and MS Real Estate from the University of Wisconsin-Madison and is a Chartered Financial Analyst (CFA).

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer, The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Michael C. Forman has been our chairman, president and chief executive officer since inception. Mr. Forman is responsible for developing the overall investment strategy of FS Investment Corporation and forming sub-advisory relationships with best-in-class asset managers that add value for our shareholders. In 2005, Mr. Forman also co-founded FB Capital Partners, LP, a Philadelphia-based investment and alternative asset management firm focused on the middle market. Mr. Forman is a director of a number of FB portfolio companies.

Prior to co-founding FB Capital Partners, Mr. Forman was a senior partner in the Corporate and Securities Department at the Philadelphia based law firm of Klehr, Harrison, Harvey, Branzburg & Ellers LLP where he practiced for nearly 20 years. Throughout his career, Mr. Forman has been an active private investor and entrepreneur. Mr. Forman received his B.A. summa cum laude from the University of Rhode Island, where he was elected Phi Beta Kappa, and received his J.D. from Rutgers University. He is a member of a number of civic and charitable boards, including the Eastern Technology Council of Pennsylvania, Murex Investments, Inc., an economic development/venture capital firm, the Philadelphia International Airport Advisory Board, and the Philadelphia Chapter of Habitat for Humanity.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

David J. Adelman serves as vice chairman of FB Advisor and, together with Mr. Forman, will be responsible for developing and implementing our investment strategy. Mr. Adelman has significant managerial and investment experience and serves as President and CEO of Philadelphia-based Campus Apartments, Inc., which develops, manages, designs and privately finances more than 220 upscale housing facilities for colleges and universities across the United States. Further, in 2006, Campus Apartments entered into a $1.1 billion venture with GIC Real Estate Pte Ltd, the real estate investment arm of the Government of Singapore Investment Corporation, in which Campus Apartments uses the venture’s capital to acquire, develop, operate and manage student housing projects across the United States. Mr. Adelman is also an active private investor and entrepreneur.

In addition to his duties as President and CEO of Campus Apartments, Mr. Adelman is the vice chair of University City District Board of Directors, the President of the Apartment Association of Greater Philadelphia, board member of Hyperion Bank and the National Multi Family Council (NMHC), member of the Executive Committee of the Urban Land Institute’s Philadelphia Chapter and a member of the Young Presidents Organization. Mr. Adelman received his B.A. in Political Science from Ohio State University.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Gregory P. Chandler currently serves as managing director in the Investment Banking Department of Janney Montgomery Scott LLC, a large regional investment bank/brokerage firm headquartered in Philadelphia. Mr. Chandler joined Janney Montgomery Scott in 1999 and has headed up the Business & Technology Solutions practice since 2004. Mr. Chandler has extensive experience in valuations and in negotiating debt, equity and mergers and acquisitions transactions in a variety of industries with both public and private companies. Prior to joining Janney Montgomery Scott, Mr. Chandler was a consultant at PricewaterhouseCoopers advising companies in restructuring their back office financial operations. In addition, at Coopers and Lybrand he was an auditor in the Investment Company practice where he managed audits of mutual funds, hedge funds, and venture capital funds. He joined Coopers and Lybrand in 1995 after attending business school. Prior to business school, Mr. Chandler served as a logistics officer in the United States Army. Mr Chandler received his MBA from Harvard Business School and a B.S. in Engineering from the United States Military Academy at West Point. Mr. Chandler is a Certified Public Accountant and currently sits on the Board of Emtec, Inc., a publicly traded company, and also chairs its audit committee.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Barry H. Frank is a partner in the law firm of Pelino & Lentz, P.C. where he has been a partner since he joined the firm in February 2003. Prior to joining Pelino & Lentz, P.C., Mr. Frank was a partner in the law firm of Schnader, Harrison, Segal & Lewis from May 2000 through January 2003. Previously, Mr. Frank had been a partner in the law firm of Mesirov, Gelman, Jaffe, Cramer & Jamieson from 1997 until 2000, when Mesirov Gelman merged with Schnader. From 1975 through 1987 Mr. Frank was a partner in the law firm of Pechner, Dorfman, Wolfe, Rounick & Cabot. Mr. Frank has focused his practice on business and corporate taxation, business and estate planning. Mr. Frank received a B.S. from Pennsylvania State University and a J.D. from the Temple University School of Law. Mr. Frank served on the Board of Directors of Deb Shops, Inc., formerly listed on NASDAQ, from 1989 through 2007, when the company was acquired by a private equity group. He also served on the audit committee from 1989 through 2007 and was chairman of the audit committee from 1989 through 2003.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Michael Heller is a shareholder at the law firm of Cozen O’Connor, where he serves as the Chairman of the Firm’s Business Law Department, is a member of its Management Committee and heads the Firm’s Emerging Business and Venture Capital practice group. Mr. Heller is a corporate and securities lawyer whose practice is devoted to representing private equity and venture capital funds as well as counseling entrepreneurs and middle-market businesses in various corporate matters, including the structuring of capital-raising transactions and merger and acquisition transactions. Prior to becoming the Chairman of the Business Law Department in 2006, Mr. Heller served as Vice-Chairman of the Firm’s Business Law Department from 2002 until 2006. Mr. Heller is a member of the Board of Directors of Cozen O’Connor; Hanover Fire and Casualty Insurance Company, a privately held property and casualty insurance company; and Open Acquisition Corp., a newly organized blank check company formed for the purpose of effecting an acquisition or similar business combination with one or more domestic or international operating businesses or assets. Mr. Heller received a B.S. in Accounting, summa cum laude, from The Pennsylvania State University, and a J.D., magna cum laude, from Villanova University, where he was a Law Review editor and a member of the Order of the Coif.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Paul Mendelson currently serves as chief financial officer of Lincoln Investment Planning, Inc., a broker/dealer and registered investment advisor, and has served in such capacity since 1994. In this capacity, Mr. Mendelson is responsible for all financial reporting, controls, planning and regulatory issues. His activities also include acquisitions, consulting with branch offices, negotiating leases and other contracts, and as a member of the executive committee participating in strategic planning. From 1996 to 1999, Mr. Mendelson also led the technology and operations divisions of Lincoln Investment Planning. Prior to joining Lincoln Investment Planning in 1994, Mr. Mendelson spent 20 years in various positions including controller, chief financial officer, vice president, president and trustee for a group of commonly-owned privately held businesses including manufacturing, retail, service and real estate. Prior to this, Mr. Mendelson spent two years with Arthur Anderson and Company, an international public accounting firm. Mr. Mendelson received a B.S. degree in Accounting from Lehigh University and an M.B.A. degree from the Wharton School of the University of Pennsylvania. He is a member of the American Institute of Certified Public Accountants and holds a Series 27 Securities License.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Gerald Stahlecker currently serves as managing director and chief operating officer of the Radcliffe Group, which manages hedge funds through its affiliated entities, and is the co-chair of its investment committee. Mr. Stahlecker joined the Radcliffe Group in May 1998, became a director in January 2000 and has been a principal since July 2002. Mr. Stahlecker has extensive experience in structuring and negotiating investment transactions on behalf of investors and issuers and has participated in numerous distressed and special situation restructurings on behalf of investors. Prior to joining the Radcliffe Group, from 1992 to 1998 Mr. Stahlecker was an attorney at Klehr, Harrison, Harvey, Branzburg & Ellers, LLP, a Philadelphia-based law firm, where he practiced corporate and securities law. While at Klehr, Harrison, Mr. Stahlecker represented hedge funds, venture capital funds and other institutional investors pursuing structured equity and debt investments in public and private companies.

Prior to attending law school, from 1987 to 1989 Mr. Stahlecker worked as a senior analyst at Furash & Company, a consulting and investment boutique in Washington, D.C., where he advised clients regarding mergers and acquisitions, restructurings, asset/liability management and strategic planning. Mr. Stahlecker received his B.S. in Industrial Management, with concentrations in Finance and Strategic Planning, from Carnegie Mellon University and his J.D. from Villanova University Law School, where he was an Editor of the Villanova University Environmental Law Journal. Mr. Stahlecker also serves on the Board of Trustees and is a member of the Development Committee of The Philadelphia School.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

BOARD OF DIRECTORS

Michael C. Forman has been our chairman, president and chief executive officer since inception. Mr. Forman is responsible for developing the overall investment strategy of FS Investment Corporation and forming sub-advisory relationships with best-in-class asset managers that add value for our shareholders. In 2005, Mr. Forman also co-founded FB Capital Partners, LP, a Philadelphia-based investment and alternative asset management firm focused on the middle market. Mr. Forman is a director of a number of FB portfolio companies.

Prior to co-founding FB Capital Partners, Mr. Forman was a senior partner in the Corporate and Securities Department at the Philadelphia based law firm of Klehr, Harrison, Harvey, Branzburg & Ellers LLP where he practiced for nearly 20 years. Throughout his career, Mr. Forman has been an active private investor and entrepreneur. Mr. Forman received his B.A. summa cum laude from the University of Rhode Island, where he was elected Phi Beta Kappa, and received his J.D. from Rutgers University. He is a member of a number of civic and charitable boards, including the Eastern Technology Council of Pennsylvania, Murex Investments, Inc., an economic development/venture capital firm, the Philadelphia International Airport Advisory Board, and the Philadelphia Chapter of Habitat for Humanity.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

MANAGEMENT

Charles Jacobson joined the Company as our chief financial officer in October 2008. Since 2007, Mr. Jacobson has served as the Managing Director of the Pine Hill Group, LLC, a consulting firm which he co-founded, providing management level finance and accounting services to middle market public and private companies. Previously, from 2001 to 2007, Mr. Jacobson worked for ATX Communications, Inc. (“ATX”), becoming the organization’s senior vice president of finance where he was responsible for managing ATX’s finance organization. Prior to working for ATX, Mr. Jacobson held senior managerial audit positions with Ernst & Young LLP from 1999 to 2000 and with BDO Seidman, LLP from 1996 to 1999, where he was responsible for audit engagements of private, pre-IPO and publicly traded companies in a variety of different industries. Mr. Jacobson began his professional career in 1993 at a regional public accounting firm where he performed audits on governmental entities. Mr. Jacobson is a Certified Public Accountant and holds a B.S. in Accounting from Rutgers University.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

MANAGEMENT

Salvatore Faia has been our chief compliance officer since inception. Since 2004, Mr. Faia has served as the president of Vigilant Compliance Services, a full service compliance firm serving mutual funds and the investment industry. In connection with his role as president of Vigilant Compliance Services, he currently serves as chief compliance officer for a number of mutual funds and investment advisers. From 2002 to 2004, Mr. Faia served as Senior legal counsel for PFPC Worldwide, and from 1997-2001 was a partner in Pepper Hamilton LLP’s Philadelphia Office. Mr. Faia has extensive experience with mutual funds, hedge funds, investment advisers, broker dealers and the investment management industry. In addition to being an experienced 1940 Act and Advisers’ Act attorney, he is a Certified Public Accountant, and holds various NASD Securities Licenses. Mr. Faia is a Member of the Investment Company Institute’s Chief Compliance Officer Committee. Mr. Faia graduated from La Salle University and received his J.D. from the University of Pennsylvania Law School.

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BOARD OF DIRECTORS

Michael C. Forman

Chairman, President and Chief Executive Officer

David J. Adelman

Director

Gregory P. Chandler

Director

Managing Director, Janney Montgomery Scott LLC

Barry H. Frank

Director

Partner, Pelino & Lentz, P.C.

Michael Heller

Director

Shareholder, Cozen O’Connor

Paul Mendelson

Director

Chief Financial Officer, Lincoln Investment Planning, Inc.

Gerald Stahlecker

Director

Managing Director and Chief Operating Officer

The Radcliffe Group

MANAGEMENT

Michael C. Forman

Chairman, President and Chief Executive Officer

Charles Jacobson

Chief Financial Officer

Salvatore Faia

Chief Compliance Officer

Ryan D. Conley

Vice President and Secretary

MANAGEMENT

Ryan D. Conley has been our vice president and secretary since inception and serves as vice president of FB Advisor, reporting directly to Messrs. Forman and Adelman. Mr. Conley has focused on evaluating, executing and monitoring income-oriented private equity and debt investments since he joined FB Capital Partners in 2006. Before joining FB Capital Partners, Mr. Conley was first an Associate and later a Senior Associate in the Investment Banking Group at Janney Montgomery Scott LLC, where he was responsible for providing valuation analysis, transaction execution and advisory services to companies in the water and energy industries. His investment and advisory experience includes private equity and debt investments, public equity and debt offerings, mergers, acquisitions and other corporate finance assignments totaling more than $1.8 billion in transaction value. Mr. Conley holds a B.A. in Economics from Swarthmore College.

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News & Filings

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

ABOUT BDCS

BDCs enable investment in the growing private sector.

WHAT IS A BDC?

A BDC is a category of investment company created by Congress in 1980 under the Investment Company Act of 1940 to facilitate the flow of capital to small and middle market companies. BDCs provide individual investors direct access to the private equity and private debt investment markets, which typically have been dominated by high-net-worth and institutional investors.

A BDC, like an operating company, must file periodic SEC reports such as 10K’s and 10Q’s, and comply with the Sarbanes-Oxley Act of 2002. However, most BDCs are structured as regulated investment companies (“RICs”) to provide tax-advantaged, pass-through treatment of ordinary income and long-term capital gains from investments directly to stockholders with no corporate tax if at least 90% of taxable income is distributed in a timely manner.

WHERE DOSE A BDC FIT IN MY PORTFOLIO?

Alternative Investments, such as private equity and private debt, have become commonplace among institutional investors. We believe that these sophisticated investors participate in private equity and private debt investments for a number of reasons, including their use as a potential source of risk diversification within a portfolio and for their superior return potential over the long-term. Indeed, the Yale University Investment Office, which manages over $22 billion of assets in the Yale Endowment notes that its increased exposure to alternative, or nontraditional, asset classes is a cornerstone of its investment philosophy.

The heavy allocation to nontraditional asset classes stems from their return potential and diversifying power… Alternative assets, by their very nature, tend to be less efficiently priced than traditional marketable securities, providing an opportunity to exploit market inefficiencies through active management.

– Yale Endowment Update – 2007

We believe that exposure to FS Investment Corporation provides an individual investor access to these benefits, including increased diversification and potentially higher portfolio returns.

WHAT ARE SOME ADDITIONAL ADVANTAGES OF A BDC?

A BDC provides the following benefits to individual investors:

•	Access to investments that have historically been dominated by high-net-worth and institutional investors, such as pension funds and endowments.

•	Professionally managed investments.

•	Potential to reduce risk by diversifying an individual’s investment over a portfolio of assets.

•	Regulated investment vehicle with transparent disclosure and periodic reporting.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

STRATEGY

Smart investments follow disciplined practices.

We aim to achieve our investment objectives by adhering to detailed screening criteria, engaging in thorough due diligence, structuring transactions to manage risk of loss effectively while preserving the opportunity for gain, and committing significant resources to monitoring portfolio companies.

We will target companies with the following attributes, which we believe will help us generate attractive total returns with an acceptable level of risk. However, a prospective portfolio company need not meet all the criteria below in order for us to invest.

•	Companies we believe have leading, defensible market positions that present attractive growth opportunities.

•	Companies with annual revenues of $10 million to $500 million and annual operating cash flow of at least $2 million.

•	Companies with proven management teams who have a meaningful equity ownership.

•	Companies backed by high quality private equity sponsors.

•	Companies engaged in a variety of industries to reduce the risk of a downturn in any one industry having a disproportionate impact on the value of our portfolio.

•	Companies whose business models and growth prospects provide a viable route to exit.

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News & Filings

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

OBJECTIVES

Senior debt instruments in a company’s capital structure may provide a reliable source of steady yield.

Our objectives are to provide current income and, to a lesser extent, long-term capital appreciation.* In selecting our investments, we intend to employ a defensive approach focused on long-term credit performance and principal protection. We anticipate that our portfolio will comprise primarily investments in senior secured loans, second lien loans and long-term subordinated loans (mezzanine loans) of U.S. small and middle market companies. We will seek to invest in companies with annual revenue between $10 million and $500 million and annual operating cash flow of at least $2 million at the time of investment. We do not intend to invest in start-up companies, turnaround situations or companies with speculative business plans.

Our primary area of focus will be senior secured loans, second lien loans, and mezzanine loans of U.S. small and middle market companies. These investments are part of a typical company’s capital structure whereby senior debt is situated at the top of the capital structure, and has the first claim on the assets and cash flows of the company. It is followed in priority by second lien debt, mezzanine debt, preferred equity, and finally, common equity.

Due to this priority of cash flows and claims on assets, an investment’s risk increases as it moves further down the capital structure. Investors are usually compensated for the risk associated with this sliding scale of cash flows, or junior status, in the form of higher returns, either through higher interest payments or potentially higher capital appreciation. As depicted in the chart above, we intend to focus on components of the capital structure with higher priority of cash flows, and therefore less risk.

In addition, we will rely on our investment adviser’s and sub-adviser’s experience to structure investments, possibly using all levels of the capital structure, which we believe will perform well in a broad range of economic environments.

*	There are no assurances that these objectives will be met.

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News & Filings

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

OPPORTUNITY

Small and middle market debt securities: Attractive market segment.

LARGE TARGET MARKET

According to Dun & Bradstreet, as of February 2008, there were approximately 149,000 small and middle market companies in the United States, defined as companies with annual revenues between $10 million and $500 million. These companies represent a significant portion of the growth segment of the U.S. economy, and often require substantial capital to grow their businesses. The U.S. Census Bureau, in its most recent economic census in 2002, found that firms in our target market collectively generated $5.9 trillion in revenues and employed 31.7 million people.

GENERAL REDUCTION IN SUPPLY OF CREDIT

Prior to the third quarter of 2007, we believe that banks and hedge funds were aggressively expanding their lending to companies on very favorable terms. Often, this debt carried few covenants, low interest rates and allowed for very high ratios of debt to cash flow. We believe that such aggressive lending was fostered by an active secondary market for these leveraged loans and related structured finance products, which allowed lenders to profit while removing debt from their balance sheets.

We believe that banks and institutional investors are now taking a much more conservative approach to lending in all asset classes due, in part, to problems that began in residential mortgage backed securities backed by borrowers with poor credit histories and have spread throughout the market. Notably, we believe lenders are re-examining the concept of risk and are now demanding improved pricing and more stringent covenant structures in order to lend.

LIMITED INVESTMENT COMPETITION

Despite the size of the market, the consolidation in the financial services industry has substantially reduced the number of financial institutions that lend to small and middle market companies. The Federal Deposit Insurance Corporation reports that the number of federally insured financial institutions declined from approximately 15,200 in 1990 to approximately 8,600 in 2007.

ATTRACTIVE MARKET SEGMENT

Because of the current investing environment, and also generally as a result of the underserved nature of the market, we believe that small and middle market firms are more likely to offer attractive economics in terms of transaction pricing, up-front and ongoing fees, prepayment penalties and more attractive security features in the form of stricter covenants and quality of collateral. As such, we believe that the market for lending to small and middle market companies presents an attractive environment in which to pursue our investment objectives of generating current income and, to a lesser extent, long-term capital appreciation.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

OFFERING HIGHLIGHTS

Offering Type:	Public offering of shares of common stock

Investment Focus:	Senior secured loans, second lien loans and mezzanine loans of small and middle market U.S. companies

Investment Objectives:	Provide current income and, to a lesser extent, long-term capital appreciation.* In selecting our investments, we intend to employ a defensive approach focused on long-term credit performance and principal protection.

Advisor:	FB Income Advisor, LLC

Sub-Advisor:	GSO Debt Funds Management LLC, an affiliate of The Blackstone Group L.P.

Maximum Offering Size:	150 million shares

Initial Price per Share:	$10.00 (subject to the terms of the offering)

Minimum Investment:	$5,000 per individual; additional purchases available in increments of $500**

Distribution Payment Schedule:	Quarterly, if approved by the Board of Directors*

Exit Strategy:	Liquidate the portfolio, list the company or merge between five and seven years following the completion of our offering stage*

*	There are no assurances that these objectives will be met.

**	The investment minimum for subsequent purchases does not apply to shares purchased through our distribution reinvestment plan. Volume discounts apply. See our prospectus for details.

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

WHAT’S NEW

Thank you for your interest in FS Investment Corporation. If you are an investor or a member of the press looking for information, please use the links below to access our most recent announcements.

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Subscription Agreement

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

HOW TO SUBSCRIBE

Pursuant to applicable state securities laws, our shares of common stock are suitable only as a long-term investment for persons of adequate financial means who have no need for liquidity in this investment. Initially, there is not expected to be any public market for the shares, which means that it may be difficult to sell shares. As a result, we have established suitability standards which require investors to have either (i) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000. Our suitability standards also require that a potential investor (1) can reasonably benefit from an investment in us based on such investor’s overall investment objectives and portfolio structuring; (2) is able to bear the economic risk of the investment based on the prospective stockholder’s overall financial situation; and (3) has apparent understanding of (a) the fundamental risks of the investment, (b) the risk that such investor may lose his or her entire investment, (c) the lack of liquidity of the shares, (d) the background and qualifications of FB Advisor and GDFM, and (e) the tax consequences of the investment. For additional information, including special suitability standards for residents of certain states, see “Suitability Standards” in our prospectus.

If you meet the suitability standards described in the prospectus and wish to subscribe for shares, complete the subscription agreement below and deliver it to your financial advisor. FS Investment Corporation may reject any subscription in whole or in part, regardless of whether you meet the minimum suitability standards. Please see the prospectus for a complete list of defined terms and discussion of the risks associated with the offering.

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INVESTORS DOCUMENTS

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Account Change Forms

•	Investor Change of Address Form

•	Distribution Instructions Change Form

•	Financial Advisor of Record Change Form

•	Custodian Change Form

•	Financial Advisor Change Form

Prospectus and Subscription Agreement

•	Prospectus and Subscription Agreement

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Financial Advisors may click the link below to manage and access their account information.

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Terms of Use | Privacy Policy | Corporate Governance Plan

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

CONTACT US

For more information about us, please contact:

FS Investment Corporation

2929 Arch Street, Suite 675

Philadelphia, PA 19104-2867

(215) 495-1150

PROSPECTIVE INVESTORS

If you are a prospective investor, we encourage you to contact your financial advisor to find out if investing in FS Investment Corporation is suitable for you.

FINANCIAL ADVISORS

Financial advisors may contact our dealer manager, FS2 Capital Partners LLC, Member FINRA/SIPC, for more information at (877) 372-9880 or visit www.FS2cap.com

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This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

TERMS OF USE

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Thank you for visiting our website. Please read these Terms of Use carefully. By accessing this website, you acknowledge and agree to all of the terms, conditions, notices and disclaimers contained herein and in our Privacy Policy, which is incorporated herein by reference.

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FS Investment Corporation (“FSIC”) is an externally managed, non-diversified, closed-end management investment company that has elected to be treated as a business development company under the Investment Company Act of 1940. The intellectual property, including but not limited to the trade name, any trademarks, domain name and website contents are owned and maintained by FS Investment Corporation.

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FSIC may update and change these Terms of Use and/or the Privacy Policies from time to time without prior notice to you. All such changes will be posted on this website. You must review these Terms of Use and the Privacy Policies each time you use this website to confirm that you still agree to abide by the terms of each. You agree that by using this website after changes have been made to these Terms of Use and/or the Privacy Policies you are agreeing to be bound by such changes.

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The products and services for which information or investment information access is included on this website may be offered by FSIC or any of its affiliates. These products and services may change at any time and may not be available in all geographic areas.

General Terms of Use

You are solely responsible for your use of this website, for all use made by others using your user ID and password, and for ensuring that such use is in full compliance with these Terms of Use. The information published on, and where applicable the investment information access provided through, this website are provided to visitors, registered representatives and FSIC investors as a convenience and for informational purposes only. FSIC does not represent that the information contained on this website is the most current information available nor that such information is necessarily complete. Therefore you should not rely on the information contained on this website when making decisions. All decisions based on information published on this website are your sole responsibility.

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For your convenience, this website may contain links to other websites not operated by or affiliated with FSIC. FSIC does not endorse or control such linked websites, and is therefore not responsible for any information contained on those websites. Accordingly, FSIC will not be liable, directly or indirectly, for any damages resulting from the use or reliance on information or advertisements contained in a linked website.

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No Warranties & Limitation of Liability

THE INFORMATION CONTAINED IN AND THE PRODUCTS AND SERVICES PROVIDED ON THIS website ARE PROVIDED “AS IS” AND FSIC MAKES NO WARRANTIES OF ANY KIND, EITHER EXPRESS OR IMPLIED, INCLUDING WITHOUT LIMITATION WARRANTIES OF FITNESS FOR A PARTICULAR PURPOSE, MERCHANTABILITY, AND NON-INFRINGEMENT. In addition, this website utilizes information prepared by us from internal and external sources, which we believe to be reliable information. However, we do not represent that this information is accurate, complete or up-to-date. It is your responsibility to evaluate the accuracy, completeness or usefulness of any information available through this website. FSIC is not responsible for the content of any off-site pages or other sites linked to the website and shall not be liable for any damages or injury arising out of access to or use of the content. Any links to other sites are not intended as referrals or endorsements but are merely provided to the users of the website for convenience and informational purposes. FSIC makes no representations or warranties that website content is applicable to or appropriate for use in locations outside of the United States of America.

FSIC cannot and does not guarantee or warrant that the files available for downloading from this website and any services will be free from infections or viruses, worms, Trojan horses, or other code that manifests contaminating or destructive properties. In no event shall FSIC, its affiliates and any of its or their officers, directors, shareholders, partners, members, employees, representatives or agents be liable for incidental, consequential, special, direct, indirect, exemplary or punitive damages, including lost profits, that result from or are related to the information published on this website (even if FSIC has been advised of the possibility and likelihood of such damages). You specifically agree to hold FSIC, their affiliates and any of its or their officers, directors, shareholders, partners, members, employees, representatives and agents harmless and agree that they will not be liable for any damages or losses caused, directly or indirectly, by software failure, system failure, website security failure, unauthorized access to this website or any other technical problem. Without limiting the generality of the foregoing, neither FSIC, nor any other party involved in creating, producing or delivering this website shall be liable for: 1) any loss or injury caused, in whole or in part, by its actions, omissions or negligence, or for contingencies beyond its control, in procuring, compiling, or delivering investment information or other information presented at this website; 2) any errors, omissions or inaccuracies in investment information or other information presented at the website regardless of how caused, or delays or interruptions in delivery of the investment information or other information presented at the website; 3) any decision made or action taken or not taken in reliance upon the investment information or other information presented at the website; 4) any damages or injury resulting from your access to this website, including, but not limited to, damage to or failure by your computer equipment or other property, communication line failures, computer viruses or inability to access this Internet site; or 5) any other direct, incidental, consequential, indirect, or punitive damages or losses, whether in contract, tort or otherwise, arising out of access to or use of the website.

Prohibited Uses; User Liability

Because all servers have a limited capacity and are used by many people, this website may not be used in a manner that could damage or overburden any FSIC server, or any network connected to any FSIC server. Furthermore, this website may not be used in a manner that would interfere with any other party’s use of this website. FSIC reserves the right to monitor your use of this website and any communications by you related to such use. FSIC assumes no liability in connection with its monitoring activities. If your use of this website violates any of these Terms of Use or any applicable law, FSIC reserves the right to discontinue, restrict, change, limit, or permanently revoke your right to use the services provided on this website. You hereby agree to be responsible for any and all liabilities, costs and expenses (including attorney’s fees and court costs) arising from any technical disruption of or damage to this website (including the software and systems that transmit the website) caused directly or indirectly by your use of this website.

Indemnification

You hereby agree to indemnify and hold FSIC, their subsidiaries, affiliates and any of its or their officers, directors, shareholders, partners, members, employees, representatives or agents harmless from and against any and all damages, liabilities, claims, demands, suits, actions, causes of action, losses, costs and expenses (including attorney’s fees and court costs) arising from your use of this website, or from your violation of these Terms of Use.

Information Collected

For information on the privacy practices employed by FSIC with respect to the collection, protection and use of information transmitted to our website, please review the terms of our Privacy Policies. It is not the responsibility or obligation of FSIC to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website. FSIC shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or e-mail.

Multiple Party Account Holders

If an investment in FSIC is held in the name of more than one party (a “multiple party investment”), each named party shall be allowed access to such investment information via this website, subject to these Terms of Use. If you are the holder of a multiple party investment and you access information about such investment via this website, you hereby warrant that you have informed all other named parties on such investment that you have signed-up for access to the investment information online and that such other named parties have consented to your access to the investment information via this website. In addition, you hereby warrant that you and all other named parties on your multiple party investment have agreed that all transmissions concerning your multiple party investment are binding on all named parties on such investment, irrespective of who initiated the transmission. Accordingly, you shall be liable to all other named parties on your multiple party investments for all consequences of any transmissions regarding your multiple party investments. It is not the responsibility or obligation of FSIC to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website with all parties named on a multiple party investment. FSIC shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or via e-mail with regard to a multiple party investment.

Securities Information

The information provided in this website does not constitute investment, tax, financial, legal, or other advice. Information received via this website should not be relied upon for personal, investment, tax, legal or financial decisions, and prior to the execution of any transaction by you related to any information you have obtained from this website or the services, you should consult with your financial, tax and investment advisors and an attorney, or otherwise seek appropriate professional advice tailored to your situation. This site and the services are published solely for informational purposes and are not a solicitation, recommendation, endorsement or offer by FSIC or a third party to buy or sell any stock, mutual fund, security, or other financial instrument. The investment information provided on the website does not attempt or claim to be a complete description of the securities, markets, or developments referred to in the materials. All expressions of opinion are subject to change without notice. FSIC does not undertake to advise anyone via this website. FSIC, its affiliates, and their respective officers, directors, shareholders, partners, members, employees, representatives or agents may have clients with positions in securities or companies mentioned on this site, and FSIC may have business relationships with such companies.

Jurisdiction

The laws of the State of Florida shall govern all matters arising out of the use of this website, and by accessing this website you irrevocably consent to the jurisdiction of the courts located in Orange County in the State of Florida for any cause of action in connection with your use of this website. Should your use of this website or the content published on this website be contrary to the laws of the jurisdiction from where you access the website, then this website is not intended for your use, and you should discontinue use of the website. You are solely responsible for knowing the laws of your jurisdiction and for assuring your compliance with such laws.

Use Outside of The United States; Limited Availability

Not all products or services described on this site may be available to all persons or entities or in all jurisdictions. This site was created in the United States and complies with local United States laws. This site and/or the services may not comply with legal requirements in foreign countries. Any and all information obtained from this site is not provided for and may not be used by any person or entity in any jurisdiction in violation of applicable laws, rules or regulations.

Severability

If a court determines any provision of these Terms of Use to be illegal or unenforceable, then such portion will be eliminated or enforced to the maximum extent possible, and the remaining Terms of Use will remain in full force and effect.

Arbitration

You agree that FSIC, at its sole discretion, may require you to submit any disputes arising from the use of this website, the services, and/or these Terms of Use concerning their interpretation, violation, nullity, invalidity, non-performance or termination, as well as disputes about filling gaps in this contract or its adaptability to newly arisen circumstances to final and binding arbitration under the International Rules of Arbitration of the American Arbitration Association, by one or more arbitrators appointed in accordance with said Rules. Notwithstanding these rules, however, such proceeding shall be governed by the laws of the State of Florida as set forth herein. Any award in an arbitration initiated under this clause shall be limited to monetary damages and shall include no injunction or direction to any party other than the direction to pay a monetary amount. Further, the arbitrator shall have no authority to award punitive, consequential or other damages not measured by the prevailing party’s actual damages in any arbitration initiated under this section, except as may be required by statute.

Entire Agreement

These Terms of Use and Privacy Policy constitute your entire agreement with FSIC regarding this website and its services, and supersede all prior or contemporaneous communications and proposals, whether electronic, oral or written between the user and FSIC with respect to this website or any services offered on or through such website.

Terms of Use | Privacy Policy | Corporate Governance Plan

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News & Filings

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

FRANKLIN SQUARE FAMILY OF COMPANIES CONSUMER INFORMATION PRIVACY POLICY

Introduction

The Franklin Square Capital Partners family of companies (“we” or “Franklin Square”) takes measures to ensure that the use and disclosure of your private personal information is consistent with applicable law.

Our Consumer Information Privacy Policy (“Privacy Policy”) explains what nonpublic personal information we collect, why we collect it, how we protect your nonpublic personal information, and how and why, in certain cases, we share such information among Franklin Square companies or with other parties. Our Privacy Policy is effective September 19, 2008, and may be amended from time to time.

Our Privacy Policy applies to nonpublic personal information collected or used when we offer investment products or services to individuals for personal, family, or household purposes. This disclosure is made on behalf of the Franklin Square companies listed in the “Application of Privacy Policy to the Franklin Square Companies” section below.

Our Privacy Policy applies only to individual Franklin Square investors (both current and former investors) who have a direct relationship with one of the Franklin Square companies. If you own Franklin Square investment products or receive Franklin Square services in the name of a third-party broker dealer, investment adviser, or other financial service provider, that third party’s privacy policies may apply to you.

Information That We Collect and May Disclose

We collect information from and about you in order to provide the superior level of service that you expect. Nonpublic personal information about you may include: your name, mailing address, e-mail address, tax identification number, age, account information, investment amounts in our companies, marital status, number of dependents, assets, debts, income, net worth, employment history, financial statements, beneficiary information, personal bank account information, credit history information, broker dealer, financial advisor, IRA custodian, account joint owners and other similar parties, the Franklin Square investment products and services you purchase, your Franklin Square account balance or transactional history, the fact that you are or have been an investor in a Franklin Square sponsored investment and particulars related to any such investment.

Specific examples of personal information that we may collect and may disclose to affiliates and certain third parties include:

•	Information we receive from you on applications, subscription agreements, or other forms. Examples include your name, mailing address, and e-mail address.

•	Information about your transactions with us, our affiliates, and others such as account balances, payment history, account activity and financial statements.

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If you visit our Internet web sites, www.franklinsquare.com www.fs2cap.com or www.fsinvestmentcorp.com (hereafter referred to as “website” or “websites”), information you submit to us on our website forms and information we collect through “cookies”.

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If you create a login and password on one of the websites to access your account with us, we will collect and use the login and password to verify your identity and for our internal use in maintaining your website account.

•	Information obtained from others, such as credit reports from consumer credit reporting agencies.

How We Use and Disclose Information

The Franklin Square network of affiliated companies and third-party service providers work together to provide a variety of investment products and services, and they may need to share some or all nonpublic personal information collected on you to maintain an efficient and effective network of products and services. We believe that by sharing information about you and your accounts among our companies and partners, we are better able to serve your investment needs and to suggest services or educational materials that may be of interest to you. The responsible use and disclosure of the nonpublic personal information we collect is crucial to our ability to provide our clients with the type of goods and services they expect, and may occur under a variety of different circumstances. For example, we may:

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Use your personally identifiable information internally for the purposes of furthering our business, which may include analyzing your information, matching your information with the information of others, processing services, maintaining accounts, resolving disputes, preventing fraud and verifying your identity.

•	Disclose your personally identifiable information when required by law, such as requests for personal information in connection with a judicial, administrative or investigative matter.

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Use and disclose your personally identifiable information on an aggregate basis. This means that we combine parts of your information with parts of the information from our other users without including your name, complete telephone number, complete e-mail address or your street address, in the combination. Examples of how we use aggregate information include determining the most common zip code among the users of the websites and disclosing that zip code to other parties, or determining and disclosing demographic information such as the average income of investors in our funds.

Sharing Among Franklin Square Affiliates and Nonaffiliated Service Providers

We may share your personally identifiable information among Franklin Square affiliates engaged in investment or other related financial service activities. Examples might include customer-initiated service requests, establishing and managing your investor accounts, completing your investor transactions, and sharing information with parties acting at your request and on your behalf, such as your broker-dealer, financial advisor, joint owners and IRA custodian.

Sharing With Nonaffiliated Service Providers

We may disclose your personal information to nonaffiliated service providers who perform business functions on our behalf, which may include marketing of our own investment products and services, check printing, and data processing. Nonaffiliated third party service providers often aid us in the efficient and effective delivery of services and there may be circumstances where it is necessary to disclose nonpublic personal information we collect to such parties. However, before we disclose nonpublic personal information to a nonaffiliated party, we require them to agree to keep our investor information confidential and secure and to use it only as authorized by us. Also, we will only share your nonpublic information with nonaffiliated third parties under circumstances not covered by state or federal law “opt-out” notice exceptions, such as servicing a financial product or service authorized by the customer, resolving consumer disputes, and protecting against potential fraud or unauthorized transactions. Should this policy ever change in the future, you will be given adequate notice and the option to “opt-out” of such disclosure.

We may also disclose the following information to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements:

•	Information we receive from you on applications or other forms, such as your name, address, social security number, assets and income.

•	Information about your transactions with us, our affiliates, or others, such as your payment history, and parties to the transactions.

•	Information we receive from a consumer reporting agency, such as your creditworthiness and credit history.

We require all joint marketers to have written contracts with us that specify appropriate use of your personal information, require them to take steps to safeguard your personal information, and prohibit them from making unauthorized or unlawful use of your personal information. Franklin Square does not share, sell, or rent your personal private information with outside marketers who may want to offer you their own products and services to you.

How We Protect Your Information

Franklin Square maintains a comprehensive information security program designed to ensure the security and confidentiality of customer information, protect against threats or hazards to the security of such information, and prevent unauthorized access. This program includes:

•	Procedures and specifications for administrative, technical and physical safeguards.

•	Security procedures related to the processing, storage, retention and disposal of confidential information.

•	Programs to detect, prevent and when necessary respond to attacks, intrusions or unauthorized access to confidential information.

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Restricting access to customer information to employees who need to know that information to provide products and services to you, and appointing specific employees to oversee our information security program.

Availability of Our Privacy Policy

We will provide notice of our Privacy Policy annually, as long as you maintain an ongoing relationship with us. The most up-to-date Privacy Policy is posted on our websites or you may call our Privacy Policy Specialist at 1.866.450.9100.

Notification of Changes to Our Privacy Policy

If we decide to change our Privacy Policy, we will post those changes on the website so our users and investors are always aware of what information we collect, use and disclose. If at any point we decide to use or disclose your personally identifiable information in a manner different from that stated at the time it was collected, we will notify you in writing. We will otherwise use and disclose a user’s or an investor’s personally identifiable information in accordance with the Privacy Policy that was in effect when such information was collected.

Change in Control

If any of the Franklin Square companies experiences a “change in control” (defined below), then we may amend our information practices as described in this Privacy Policy. We will disclose your personally identifiable information to the company or other legal entity that succeeds the company subject to the change in control or the operation of the website. The privacy policy of the succeeding legal entity will then govern the personally identifiable information that the applicable Franklin Square Company had collected from you under this Privacy Policy. However, if applicable law prohibits the succeeding legal entity’s privacy policy from governing your personally identifiable information, then this Privacy Policy shall continue to govern. “Change in control” means any of the following events:

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A reorganization, merger, consolidation, acquisition or other restructuring involving all or substantially all of a Franklin Square company’s voting securities and/or assets, by operation of law or otherwise.

•	Insolvency.

•	A general assignment for the benefit of creditors.

•	The appointment of a receiver.

•	The filing of a bankruptcy or insolvency proceeding.

•	The liquidation of assets.

Questions about Our Privacy Policy

If you have any questions about our Privacy Policy and/or the personal information practices of our Website, please call our Privacy Policy Specialist at 1.866.450.9100

Application of Privacy Policy to the Franklin Square Companies

This Privacy Policy applies to the following Franklin Square companies: Franklin Square Holdings, LP; Franklin Square Holdings GP, LLC; FS2 Capital Partners, LLC; FB Income Advisor, LLC, FS Investment Corporation and their respective subsidiaries and all other funds or entities created in the future that offer investment products or services to individuals for personal, family, or household purposes.

Terms of Use | Privacy Policy | Corporate Governance Plan

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.

CORPORATE GOVERNANCE PLAN

•	Code of Ethics

•	Audit Committee Charter

•	Code of Business Conduct and Ethics

•	Distribution Reinvestment Plan

Terms of Use | Privacy Policy | Corporate Governance Plan